ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll and welfare payables	¥ 746,185	$ 105,098	¥ 372,795
Payables for the purchase of property and equipment	529,448	74,571	120,227
Payables for office supplies and utilities	455,001	64,086	238,466
Payables for delivery costs	260,153	36,642	210,779
Payables for advertising expenditures	132,211	18,622	55,261
Other taxes payables	102,241	14,400	105,970
Payables for professional service fees	37,065	5,220	132,430
Others	294,673	41,504	139,497
Accrued expenses and other current liabilities	2,556,977	360,143	¥ 1,375,425
Accrued professional fees reversed	¥ 44,700	$ 6,300